Operating costs	12 Months Ended
Mar. 31, 2020
Analysis of income and expense [abstract]
Operating costs
Operating costs

Below we have presented separately certain items included in our operating costs from continuing operations. These include a breakdown of payroll costs (including disclosure of amounts paid to key management personnel) and fees paid to our auditors.

	2020	2019	2018
	£m	£m	£m
Depreciation, amortisation and impairment	1,640	1,735	1,530
Payroll costs	1,684	1,852	1,648
Provision for bad and doubtful debts	234	181	36
Purchases of electricity	1,403	1,454	1,285
Purchases of gas	1,316	1,642	1,543
Property and other taxes	1,191	1,108	1,057
Balancing Services Incentive Scheme	1,317	1,196	1,012
Payments to other UK network owners¹	—	—	1,043
Other	2,975	2,895	2,603
	11,760	12,063	11,757
Operating costs include:
Inventory consumed	328	415	367
Research and development expenditure	14	19	13

1.	Under IFRS 15, with effect from 1 April 2018, revenue and associated payments to other UK network owners are presented on a net basis.
(a) Payroll costs

	2020	2019	2018
	£m	£m	£m
Wages and salaries¹	2,188	2,084	1,998
Social security costs	168	156	157
Defined contribution scheme costs	75	72	65
Defined benefit pension costs	135	232	156
Share-based payments	19	27	16
Severance costs (excluding pension costs)	1	76	7
	2,586	2,647	2,399
Less: payroll costs capitalised	(902)	(795)	(751)
Total payroll costs	1,684	1,852	1,648

1.	Included within wages and salaries are US other post-retirement benefit costs of £45 million (2019: £48 million; 2018: £46 million). For further information refer to note 25.
(b) Number of employees

	31 March 2020	Monthly average 2020	31 March 2019	Monthly average 2019	31 March 2018	Monthly average 2018
UK	6,321	6,151	5,962	6,227	6,517	6,431
US	16,748	16,679	16,614	16,669	16,506	16,274
Total number of employees	23,069	22,830	22,576	22,896	23,023	22,705
4. Operating costs continued
(c) Key management compensation

	2020	2019	2018
	£m	£m	£m
Short-term employee benefits	7	7	8
Compensation for loss of office	1	—	—
Post-employment benefits	1	1	1
Share-based payments	3	3	3
Total key management compensation	12	11	12

Key management compensation relates to the Board, including the Executive Directors and Non-executive Directors for the years presented.
(d) Auditors’ remuneration
Auditors’ remuneration is presented below in accordance with the requirements of the Companies Act 2006 and the principal accountant fees and services disclosure requirements of Item 16C of Form 20-F:

	2020	2019	2018
	£m	£m	£m
Audit fees payable to the parent Company’s auditors and their associates in respect of:
Audit of the parent Company’s individual and consolidated financial statements¹	1.9	1.6	2.7
The auditing of accounts of any associate of the Company²	8.7	8.5	9.3
Other services supplied³	6.3	5.2	3.9
	16.9	15.3	15.9
Total other services[4]
Tax fees:
Tax compliance services	—	—	0.3
Tax advisory services	—	—	—
All other fees:
Other assurance services[5]	0.6	1.1	0.7
Services relating to corporate finance transactions not covered above	—	—	—
Other non-audit services not covered above[6]	0.5	2.2	0.9
	1.1	3.3	1.9
Total auditors’ remuneration	18.0	18.6	17.8

1.	Audit fees in each year represent fees for the audit of the Company’s financial statements and regulatory reporting for the years ended 31 March 2020, 2019 and 2018.

2.	The 2019 comparative has been updated following finalisation of the 2019 audit fee with the Audit Committee.

3.
Other services supplied represent fees payable for services in relation to other statutory filings or engagements that are required to be carried out by the auditors. In particular, this includes fees for reports under section 404 of the US Public Company Accounting Reform and Investor Protection Act of 2002 (Sarbanes-Oxley), audit reports on regulatory returns and the review of interim financial statements for the six-month periods ended 30 September 2019, 2018 and 2017 respectively.

4.	There were no audit related fees as described in Item 16C(b) of Form 20-F.

5.	Principally amounts relating to assurance services provided in relation to comfort letters for debt issuances.

6.
In 2020, non-audit services include auction monitor work on Contracts for Difference, IT project assurance and a review of controls over our data on New York customers. In 2019 and 2018, non-audit services primarily related to the UK Property business in respect of the evaluation of possible options for the use of property assets.

The Audit Committee considers and makes recommendations to the Board, to be put to shareholders for approval at each AGM, in relation to the appointment, re-appointment, removal and oversight of the Company’s independent auditors. The Committee also considers and approves the audit fees on behalf of the Board in accordance with the Competition and Market Authority Audit Order 2014. The auditors’ remuneration is then put to shareholders at each AGM.
Certain services are prohibited from being performed by the external auditors under the Sarbanes-Oxley Act. Of the above services, none were prohibited.